Prepaid expenses and deposits (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current:
Prepaid insurance and deposits	$ 1,149	$ 844
Prepaid interest payments	826	85
Current portion of prepaid lease payments	1,761	969
Prepaid expenses and deposits	$ 3,736	$ 1,898